Other assets and liabilities F.5. Assets and liabilities related to contract with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Contract Assets [Line Items]
Contract assets, net	$ 69	[1]	$ 31
Contract liabilities [abstract]
Short-term portion	97	[1]	90
Revenue that was included in contract liability balance at beginning of period	86		82
Transaction price allocated to remaining performance obligations	101
Contract Costs, Net [Roll Forward]
Contract costs, net, beginning of period	8		5
Change in scope	2		0
Contract costs capitalized	2		1
Amortization of contract costs	(1)		(1)
Contract costs, net, end of period	5		5
Gross Carrying Amount, Non-current
Contract Assets [Line Items]
Contract assets, net	18		6
Gross Carrying Amount, Current
Contract Assets [Line Items]
Contract assets, net	54		28
Provisions
Contract Assets [Line Items]
Contract assets, net	(4)		(2)
Current contract liabilities
Contract liabilities [abstract]
Long-term portion	2		2
Short-term portion	95		89
Total	97		$ 90
2020
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	96
2021
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	$ 6

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.